Loans and Financings	12 Months Ended
Dec. 31, 2017
Loans and financings
Loans and financings

16Loans and financings

Accounting policy

Loans and financings are recognized initially at fair value, net of transaction costs incurred, and are subsequently carried at amortized cost. Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the income statement over the period of the loans using the effective interest rate method.

Loans and financings are classified as current liabilities unless the Company has the unconditional right to defer repayment of the liability for at least 12 months after the reporting period.

Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Loans and financing costs directly related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to prepare for its intended use or sale are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably. The other loans and financing costs are recognized as financial expenses in the period in which they are incurred.

(a)Analysis and maturity profile

		Current		Non-current		Total		Fair value
Type	Average annual charges	2017	2016	2017	2016	2017	2016	2017	2016
Eurobonds - USD	5.19% fixed USD	8,778	4,054	1,032,664	343,000	1,041,442	347,054	1,120,901	342,156
Debt with banks	LIBOR 3M + 2.57% /LIBOR 6M + 2.51%	435	24,038	199,179	662,743	199,614	686,781	214,293	712,371
BNDES	TJLP + 2.68% / 4.74% fixed BRL / SELIC + 2.78% / UMBNDES + 2.44%	19,795	32,619	73,653	67,672	93,448	100,291	85,969	86,908
Debentures	107.77% CDI	8,885	504	32,403	3,822	41,288	4,326	41,405	4,235
Export credit note	118.00% CDI / LIBOR 3M + 1.85%	1,102	—	61,622	—	62,724	—	64,058	—
FINEP	TJLP + 0.68%	677	682	2,062	2,743	2,739	3,425	2,640	3,038
FINAME	4.59% fixed BRL	398	407	1,383	1,804	1,781	2,211	1,604	1,828
Other	5,93% fixed USD	771	297	3,492	—	4,263	297	4,262	349

		40,841	62,601	1,406,458	1,081,784	1,447,299	1,144,385	1,535,132	1,150,885

Current portion of long term loans and financing (principal)		28,019	57,137
Interest on loans and financing		12,822	5,464

		40,841	62,601

BNDES	—	Brazilian National Bank for Economic and Social Development
BRL	—	Brazilian Reais
CDI	—	Interbank Deposit Certificate
FINAME	—	Government Agency for Machinery and Equipment Financing
TJLP	—	Long Term Interest Rate set by the Brazilian National Monetary Council, the TJLP is the basic cost of financing of the BNDES
UMBNDES	—	Monetary unit of the BNDES, reflecting the weighted basket of currencies of foreign currency debt obligations. At December 31, 2017, the basket was 99% comprised of US Dollars.
SELIC	—	Brazilian System for Clearance and Custody
FINEP	—	Funding Authority for Studies and Projects

The maturity profile of loans and financing at December 31, 2017, was as follows:

	Principal amount
	2018	2019	2020	2021	2022	2023	2024	As from 2025	Total
Eurobonds - USD	—	—	—	—	—	343,000	—	700,000	1,043,000
Debt with banks	—	31,111	84,444	84,444	—	—	—	—	199,999
BNDES	19,732	23,379	16,288	12,703	9,500	5,284	3,067	4,251	94,204
Debentures	8,119	8,119	8,119	8,119	8,119	—	—	—	40,595
Export credit note	—	—	61,623	—	—	—	—	—	61,623
FINEP	669	669	669	669	56	—	—	—	2,732
FINAME	395	392	374	315	231	70	1		1,778
Other	772	818	866	918	889	—	—	—	4,263

	29,687	64,488	172,383	107,168	18,795	348,354	3,068	704,251	1,448,194

	Interest accrual and costs
	2018	2019	2020	2021	2022	2023	2024	As from 2025	Total
Eurobonds - USD	8,778	(1,177)	(1,227)	(1,280)	(1,337)	(1,172)	(1,160)	(2,983)	(1,558)
Debt with banks	435	(281)	(281)	(258)	—	—	—	—	(385)
BNDES	63	(225)	(179)	(165)	(109)	(60)	(34)	(47)	(756)
Debentures	767	(31)	(25)	(9)	(9)	—	—	—	693
Export credit note	1,101	—	—	—	—	—	—	—	1,101
FINEP	7	—	—	—	—	—	—	—	7
FINAME	3	—	—	—	—	—	—	—	3
Other	—	—	—	—	—	—	—	—

	11,154	(1,714)	(1,712)	(1,712)	(1,455)	(1,232)	(1,194)	(3,030)	(895)

	Total
	2018	2019	2020	2021	2022	2023	2024	As from 2025	Total
Eurobonds - USD	8,778	(1,177)	(1,227)	(1,280)	(1,337)	341,828	(1,160)	697,017	1,041,442
Debt with banks	435	30,830	84,163	84,186	—	—	—	—	199,614
BNDES	19,795	23,154	16,109	12,538	9,391	5,224	3,033	4,204	93,448
Debentures	8,886	8,088	8,094	8,110	8,110	—	—	—	41,288
Export credit note	1,101	—	61,623	—	—	—	—	—	62,724
FINEP	676	669	669	669	56	—	—	—	2,739
FINAME	398	392	374	315	231	70	1	—	1,781
Other	772	818	866	918	889	—	—	—	4,263

	40,841	62,774	170,671	105,456	17,340	347,122	1,874	701,221	1,447,299

	4%	4%	12%	7%	1%	24%	0%	48%	100%

(b)Changes

	2017	2016
Balance at the beginning of the year	1,144,385	1,056,210
Payments	(537,254)	(483,100)
New loans and financing	837,819	550,966
Exchange variation	(2,873)	17,834
Interest accrual	69,481	38,511
Interest paid	(57,038)	(35,689)
Addition of borrowing fees, net of amortization	(7,221)	(347)

Balance at the end of the year	1,447,299	1,144,385

(c)Analysis by currency

	Current		Non-current		Total
	2017	2016	2017	2016	2017	2016
US Dollar	13,260	31,496	1,272,223	1,013,988	1,285,483	1,045,484
Real	27,471	28,170	134,235	66,954	161,706	95,124
Currency basket	110	2,935		842	110	3,777

	40,841	62,601	1,406,458	1,081,784	1,447,299	1,144,385

(d)Analysis by index

	Current		Non-current		Total
	2017	2016	2017	2016	2017	2016
Fixed rate	11,192	6,466	1,038,459	346,997	1,049,651	353,463
LIBOR	610	24,037	230,573	662,743	231,183	686,780
TJLP	12,509	23,078	35,341	41,632	47,850	64,710
UMBNDES	3,211	6,042	5,496	9,087	8,707	15,129
CDI	9,811	504	62,632	3,822	72,443	4,326
BNDES Selic	3,508	2,474	33,957	17,503	37,465	19,977

	40,841	62,601	1,406,458	1,081,784	1,447,299	1,144,385

(e)Guarantees and covenants

At December 31, 2017, US$ 1,063,784 (2016: US$ 780,579) of the borrowing was guaranteed by sureties, US$ 1,781 (2016: US$ 2,211) by fiduciary liens and the total amount of debentures is insured by real collateral.

The Company has borrowings agreements that are subject to financial covenants at the Company´s level, and also at the level of its controlling shareholder, VSA (by virtue that VSA is the guarantor of the BNDES borrowings). The borrowing agreements of debt with banks are subject to compliance with financial ratio rules (covenants), such as: (i) the gearing ratio (net debt/adjusted EBITDA); (ii) the capitalization ratio (total debt/total debt + equity or equity/total assets); and (iii) interest coverage ratio (cash + adjusted EBITDA/interest + short-term debt). When applicable, these compliance obligations are standardized for all borrowing agreements.

At December 31, 2017, the Company and its controlling shareholder were in compliance with all applicable covenants. If VSA breaches its covenants, the Company needs to present to BNDES a guarantee of 130% of the amount borrowed.

New borrowing

On May 4, 2017, the Company issued a US$ 700,000 ten-year bond. See note 1 (ii) for more details.

(f)Subsidiary bonds

The Company’s subsidiary NEXA PERU conducted a bond offering in the international market for US$ 350,000 on March 28, 2013. These financial instruments have a term of ten years and will be redeemed on March 28, 2023, at an annual fixed interest rate of 4.625% to be paid semi-annually. A portion of the proceeds obtained was used to settle bank borrowings.

(g)Revolving Credit Facility

The Company contracted in June 2015 a revolving credit facility amounting US$ 225,000, which falls due in June 2020. The credit is available and can be used anytime. As at December 31, 2017, the Company did not use the credit facility.